Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net changes in fair value of cash flow hedges, tax	$ (2,131)	$ (856)	$ (47)
Actuarial gain (loss) on pension obligations, tax	$ (257)	$ 200	$ (4)